Provisions - Summary of changes in other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Opening Balance	€ 688
Closing balance	691	€ 688
Other provisions [member]
Disclosure of other provisions [line items]
Opening Balance	303	399
Effects of changes in accounting policies		7
Additions	78	120
Interest	(1)	(5)
Releases	(38)	(68)
Utilised	(29)	(116)
Exhange rate differences	(8)	(1)
Other changes	4	(31)
Closing balance	310	303
Litigation [member]
Disclosure of other provisions [line items]
Opening Balance	102	165
Additions	46	74
Releases	(25)	(31)
Utilised	(16)	(104)
Exhange rate differences	(3)	(1)
Other changes	0	0
Closing balance	105	102
Other [member]
Disclosure of other provisions [line items]
Opening Balance	201	234
Effects of changes in accounting policies		7
Additions	32	46
Interest	(1)	(5)
Releases	(13)	(38)
Utilised	(13)	(12)
Exhange rate differences	(5)	0
Other changes	4	(31)
Closing balance	€ 205	€ 201